ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
	June 30,	December 31,
	2024	2023
	(Unaudited)
Accrued employee compensation and benefits	$81,467	$63,440
Accrued expenses	42,241	31,810
Advances from customers	3,383	2,801
Income and indirect taxes payable	10,125	8,640
Total	$137,216	$106,691